FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
401(K) Plan
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE D - FAIR VALUE MEASUREMENTS

The Plan’s investments are reported at fair value in the accompanying statements of net assets available for benefits. The methods used to measure fair value may produce an amount that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to measure the fair value of certain financial instruments could result in a different fair value at the reporting date.

Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 820, Fair Value Measurements and Disclosures, provides the framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under FASB ASC 820 are described as follows:

Level 1: Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2: Inputs to the valuation methodology include:

●	Quoted prices for similar assets or liabilities in active markets;
●	Quoted prices for identical or similar assets or liabilities in inactive markets;
●	Inputs other than quoted market prices that are observable for the asset or liability;
●	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

●	The Mutual Funds are valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the SEC. These funds are required to publish their daily net asset value (NAV) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
●	The Collective Investment Funds are valued at the NAV of the units held by the custodian at year end. Unit values are determined by dividing the funds’ net assets, which represent the unadjusted prices in active markets of the underlying investments, by the number of units outstanding at the valuation date. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of the collective investment fund, the investment adviser reserves the right to temporarily delay withdrawal from the fund in order to ensure that securities liquidations will be carried out in an orderly business manner.
●	The Orange County Bancorp, Inc. Stock Fund is a unitized stock fund. The fund consists of both Orange County Bancorp, Inc. common stock and a short-term cash component that provides liquidity for daily trading. Orange County Bancorp, Inc. common stock is valued at the quoted market price from a national securities exchange, and the short-term cash investment is valued at cost, which approximates fair value.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

All of the Plan’s investments are in a trust which was established for the investment of assets of the Plan. The assets of the trust are held by Principal, custodian of the Plan.

The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value for the periods indicated:

	At December 31, 2025
	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable Inputs	Observable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Money Market Accounts	$1,111,249	$—	$—	$1,111,249
Mutual Funds	302,295	—	—	302,295
Collective Investment Funds	—	29,098,366	—	29,098,366
Orange County Bancorp, Inc. Stock Fund	3,760,136	—	—	3,760,136
Total Investments	$5,173,680	$29,098,366	$—	$34,272,046

	At December 31, 2024
	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable Inputs	Observable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Money Market Accounts	$864,261	$—	$—	$864,261
Mutual Funds	357,138	—	—	357,138
Collective Investment Funds	—	26,445,580	—	26,445,580
Orange County Bancorp, Inc. Stock Fund	3,595,095	—	—	3,595,095
Total Investments	$4,816,494	$26,445,580	$—	$31,262,074